SHORT-TERM INVESTMENTS, NET -movements in the allowance for short-term investments (Details) - 12 months ended Dec. 31, 2023	CNY (¥)	USD ($)
SHORT-TERM INVESTMENTS
Beginning balance	¥ 0	$ 0
Reversal	(524,675)	(73,899)
Ending balance	222,589	31,351
Adjustment | Adoption of ASC 326
SHORT-TERM INVESTMENTS
Beginning balance	¥ 747,264	$ 105,250